STOCKHOLDERS’ EQUITY	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Equity [Abstract]
STOCKHOLDERS’ EQUITY

5. STOCKHOLDERS’ EQUITY

The Company is authorized to issue one class of stock, which represents 937,500,000 shares of common stock, par value $0.0001.

Pursuant to an agreement between the Company and MarkeTouch, the Company is repurchasing the shares held by MarkeTouch. As of November 30, 2013, the Company owed $27,333 relating to this share repurchase obligation, which is recorded in accrued expenses. The shares of MarkeTouch are still considered issued and outstanding as of November 30, 2013 and were cancelled during the eight months ended August 31, 2014 upon payment in full of the share repurchase obligation.

In July 2014, the Company sold 3,036,450 units, comprised of one share of common stock and one warrant to purchase common stock, at a price of $1.00 per unit. As a result, the Company raised $1,645,611 net of fees and converted $1,386,450 of debt and accrued interest. The warrants have an exercise price of $1.30 per share and expire 24 months from the date of closing of the Merger.

In September 2014, the Company sold 1,000,000 units, comprised of one share of common stock and one warrant to purchase common stock, at a price of $1.00 per unit, for total proceeds of $1,000,000.

The following is a summary of warrants outstanding at November 30, 2014:

Exercise Price	Number of Warrants	Expiration Date
$1.00	375,000	May 2021
$1.30	3,036,450	July 2016
$1.30	1,000,000	September 2016

5.	Stockholders’ Equity

The Company is authorized to issue one class of stock, which represents 937,500,000 shares of common stock, par value $0.0001.

Pursuant to an agreement between the Company and MarkeTouch, the Company is repurchasing the shares held by MarkeTouch for $200,000. As of December 31, 2013, the Company owed $23,000 relating to this share repurchase obligation, which is recorded in accrued expenses. The shares of MarkeTouch are still considered issued and outstanding as of December 31, 2013 and 2012 and were cancelled in 2014 upon payment in full of the share repurchase obligation.

In July 2014, the Company sold 3,036,450 units, comprised of one share of common stock and one warrant to purchase common stock, at a price of $1.00 per unit. As a result, the Company raised $1,645,611 net of fees and converted $1,386,450 of debt and accrued interest. The warrants have an exercise price of $1.30 per share and expire 24 months from the date of closing of the Merger.

The following is a summary of warrants outstanding at August 31, 2014:

Exercise Price	Number of Warrants	Expiration Date
$1.01	375,000	May 2021
$1.30	1,386,450	July 2016